Transactions with Affiliates and Owners - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Due from affiliates, net	$ 1,692	$ 1,134